Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 13, 2019
Entity Registrant Name	dei_EntityRegistrantName	American Century ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001710607
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2019
Prospectus Date	rr_ProspectusDate	Jan. 01, 2019
American Century ETF Trust | American Century Diversified Corporate Bond ETF
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0001710607_SupplementTextBlock

American Century ETF Trust Prospectus Supplement American Century Diversified Corporate Bond ETF
Supplement dated June 14, 2019 ■ Prospectus dated January 1, 2019

Expense [Heading]	rr_ExpenseHeading	The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	The following replaces the Example table on page 2 of the prospectus.
American Century ETF Trust | American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 369

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective June 14, 2019.